Commitments, Contingent Liabilities and Other (Changes in Product Warranty Liability) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of the fiscal year	¥ 75,129	¥ 79,718	¥ 66,776
Additional liabilities for warranties	83,227	87,902	83,959
Settlements (in cash or in kind)	(81,462)	(78,356)	(72,230)
Changes in estimate for pre-existing warranty reserve	(6,440)	(13,731)	(6,070)
Translation adjustment	(3,511)	(404)	7,283
Balance at end of the fiscal year	¥ 66,943	¥ 75,129	¥ 79,718